Inventories and Supplies - Summary of Inventories and Supplies (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Inventories And Supplies [Line Items]
Cost	₱ 1,843	₱ 3,306	₱ 3,340
Allowance for inventory obsolescence and write-down	1,166	1,509	₱ 1,612
Net realizable value	1,843	3,306
Cost [Member]
Disclosure Of Inventories And Supplies [Line Items]
Cost	3,009	4,815
Commercial [Member]
Disclosure Of Inventories And Supplies [Line Items]
Allowance for inventory obsolescence and write-down	308	133
Net realizable value	740	1,967
Commercial [Member] | Cost [Member]
Disclosure Of Inventories And Supplies [Line Items]
Cost	1,048	2,100
Network [Member]
Disclosure Of Inventories And Supplies [Line Items]
Cost	1,716	2,436
Allowance for inventory obsolescence and write-down	837	1,358
Net realizable value	879	1,078
Others [Member]
Disclosure Of Inventories And Supplies [Line Items]
Cost	245	279
Allowance for inventory obsolescence and write-down	21	18
Net realizable value	₱ 224	₱ 261